Summary of Status of Company's Nonvested Shares as of Changes (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Shares
Nonvested as of beginning of period	642,347
Granted	591,440
Vested	(343,815)
Forfeited	(34,217)
Nonvested as of end of period	855,755
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period	$ 26.81
Granted	$ 31.45
Vested	$ 28.03
Forfeited	$ 28.12
Nonvested as of end of period	$ 29.47